Offerings - Offering: 1	Apr. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Mortgage Backed Securities
Security Class Title	Benchmark 2026-B43 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2026-B43
Amount Registered | shares	584,444,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 584,444,000
Amount of Registration Fee	$ 80,711.72
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee.